OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME/(EXPENSES)

7.	OTHER OPERATING INCOME/(EXPENSES)

	2025	2024	2023
Government grants and subsidized loan gains	1,864.9	1,764.8	1,573.2
Prior year tax credits/(debits)	-	209.6	218.0
(Additions to)/reversals of provisions	(222.2)	(69.3)	(77.7)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and investments in of associates	85.2	121.3	86.4
Other operating income/(expenses), net	708.0	430.9	229.0
Total	2,435.9	2,457.3	2,028.9

Accounting policies

The Company recognizes, in other operating income/(expenses) line, government incentives granted as rate reduction, calculation basis reduction, financing or subsidized loans, presumed credit, and partial reductions of state tax payables in Brazil.

Government grants are not recognized until there is reasonable assurance that the Company and its subsidiaries in Brazil will meet the respective conditions and obligations related to governmental terms.